Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended
	Feb. 28, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2009	Sep. 30, 2008
Commitments and Contingencies [Line Items]
Research And Development		$ 368,000
Common Stock, Shares to be Issued		325,000
Time Deposits Maturity Date	Jun. 24, 2015
Common Stock Shares Issuable		271,000
Series A Preferred Stock Contingency [Member]
Commitments and Contingencies [Line Items]
Revenues, Total		10,000,000
Aldagen Contingent Consideration [Member]
Commitments and Contingencies [Line Items]
Business Acquisitions Contingent Consideration Shares Issuable		20,309,723
Operating Expense Recognized Value			1,006,000
Business Acquisition Contingent Consideration Shares Issued		1,270,000
Deerfield Registration Rights Agreement [Member] | March Warrant [Member]
Commitments and Contingencies [Line Items]
Warrants to Purchase of Common Stock		25,115,384
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.52
Deerfield Registration Rights Agreement [Member] | June Warrant [Member]
Commitments and Contingencies [Line Items]
Warrants to Purchase of Common Stock		67,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.52
Maryland [Member]
Commitments and Contingencies [Line Items]
Deposit Interest Rate				0.10%
Time Deposits Maturity Date				Jun. 24, 2015
Maryland [Member] | Letter of Credit [Member]
Commitments and Contingencies [Line Items]
Debt Instrument, Face Amount				50,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Estimated Research Development Cost					500,000
Maximum [Member]
Commitments and Contingencies [Line Items]
Estimated Research Development Cost					$ 700,000
Maximum [Member] | Deerfield Warrants [Member]
Commitments and Contingencies [Line Items]
Shares Issuable Limit		92,615,385
Maximum [Member] | Deerfield facility [Member]
Commitments and Contingencies [Line Items]
Shares Issuable Limit		67,307,692